Retirement Plans and Postretirement Benefit Plans Postretirement Benefit Plans (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment			$ 42.9
Defined Benefit Plan, Plan Assets, Payment for Settlement			26.4
Plan settlements			(27.9)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 Asset Value, Beginning of Period			44.7	$ 44.7
Interest income				0.8
Dividend income				0.5
Unrealized gains				0.3
Realized losses				(0.1)
Administrative expenses and charges				(0.1)
Claims paid				(5.9)
Level 3 Asset Value, End of Period		$ 40.2		40.2	$ 44.7
Postretirement Plan, Expected Future Benefit Payments in Year One		9.3		9.3
Postretirement Plan, Expected Future Benefit Payments in Year Two		9.3		9.3
Postretirement Plan, Expected Future Benefit Payments in Year Three		9.4		9.4
Postretirement Plan, Expected Future Benefit Payments in Year Four		9.3		9.3
Postretirement Plan, Expected Future Benefit Payments in Year Five		9.3		9.3
Postretirement Plan, Expected Future Benefit Payments Thereafter		37.5		37.5
Postemployment Benefits Liability		2.2		$ 2.2	$ 2.1
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement		11.7				$ 14.2
Net Effect of Settlement on Other Comprehensive Income and Regulatory Assets			$ 2.1
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Year Health Care Cost Trend Rate Reaches Ultimate Trend Rate				2030	2026	2026
Plan settlements				$ 21.1	$ 0.0
Benefit Obligation		115.8		115.8	166.4	$ 176.1
Fair Value of Plan Assets		45.2		45.2	47.8	50.0
Funded Status of Plan		(70.6)		(70.6)	(118.6)
Plan investments attributable to affiliates		(5.0)		(5.0)	(5.3)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement				(0.4)	0.0	0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		10.0		10.0	8.4
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.0		0.0	0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		40.2		40.2	44.7
Other Postretirement Benefit Plans, Defined Benefit [Member] | Group Retiree Medical Insurance Contract [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		40.2		40.2	44.7
Other Postretirement Benefit Plans, Defined Benefit [Member] | Group Retiree Medical Insurance Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.0		0.0	0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Group Retiree Medical Insurance Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		40.2		40.2	44.7
Other Postretirement Benefit Plans, Defined Benefit [Member] | U.S. Equity Mutual Funds Investment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		9.5		9.5	8.1
Other Postretirement Benefit Plans, Defined Benefit [Member] | U.S. Equity Mutual Funds Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		9.5		9.5	8.1
Other Postretirement Benefit Plans, Defined Benefit [Member] | U.S. Equity Mutual Funds Investment [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.0		0.0	0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Money market funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets					0.3
Other Postretirement Benefit Plans, Defined Benefit [Member] | Money market funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets					0.3
Other Postretirement Benefit Plans, Defined Benefit [Member] | Money market funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets					0.0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Cash [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.5		0.5
Other Postretirement Benefit Plans, Defined Benefit [Member] | Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.5		0.5
Other Postretirement Benefit Plans, Defined Benefit [Member] | Cash [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.0		0.0
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan settlements				35.2	0.0
Benefit Obligation		510.6		510.6	500.5	514.4
Fair Value of Plan Assets		477.2		477.2	457.3	464.2
Funded Status of Plan		(33.4)		(33.4)	(43.2)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement				(11.7)	0.0	(14.2)
Pension Plans [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.0		0.0	0.0
Cash Collateral [Member] | Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.3		0.3	0.3
Alternative Investment, Fair Value Disclosure	[1]	0.0		0.0	0.0
Cash Collateral [Member] | Pension Plans [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.3		0.3	0.3
Cash Collateral [Member] | Pension Plans [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		0.0		0.0	0.0
Total Plan investments [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		50.2		50.2	53.1
Total Plan investments [Member] | Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		642.4		642.4	607.2
Alternative Investment, Fair Value Disclosure	[1]	34.2		34.2	26.0
Total Plan investments [Member] | Pension Plans [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		403.7		403.7	368.7
Total Plan investments [Member] | Pension Plans [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		204.5		204.5	212.5
OG&E [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets		$ 45.2		45.2	47.8
ARKANSAS | Pension Plans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement				$ 0.9	$ 0.1	$ 1.9

[1]	GAAP allows the measurement of certain investments that do not have a readily determinable fair value at the net asset value. These investments do not consider the observability of inputs; therefore, they are not included within the fair value hierarchy.